Disclosure of detailed information about non-cash balances related to operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Decrease (Increase) in funds receivable from payment processors	$ 1,717	$ (4,768)
Increase in accounts receivable	(1,577)	(3,684)
Increase in taxes, prepaid expenses and other assets	(1,581)	(945)
Decrease in other assets	2,661	54
Increase in accounts payable and accrued liabilities	1,491	1,663
Decrease in income taxes payable	(578)	(943)
Increase in other liabilities	237	448
Increase in payable to loyalty program partners	4,182	12,325
Total non-cash balances related to operations	$ 6,552	$ 4,150